Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
Assumptions
Expected term	5-10 years
Expected volatility	45.81% - 61.78%
Expected dividends	0%
Risk-free interest rate	1.77% - 2.99%
Forfeiture rate	0% - 5%

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	412,000	29.5771	17.7006
Exercised	-	-	-
Forfeited/Cancelled	(159,000)	27.5000	16.4610
Options outstanding at December 31, 2017	253,000	30.8825	18.4796
Granted	78,000	19.7462	9.2500
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at December 31, 2018	283,000	28.3867	16.2781
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2019	283,000	28.3867	16.2781

Options exercisable at December 31, 2017	84,750	27.8540	17.0025

Options exercisable at December 31, 2018	111,589	28.7052	16.5968

Options exercisable at March 31, 2019 (Unaudited)	115,714	28.6623	16.5920

Schedule of nonvested shares
	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	-	$-
Granted	412,000	29.5771
Vested	(84,750)	27.8540
Forfeited/Cancelled	(159,000)	27.5000
Options nonvested at December 31, 2017	168,250	32.4079
Granted	78,000	19.7462
Vested	(74,839)	28.8962
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2018	171,411	28.1794
Granted	-	-
Vested	(4,125)	27.5000
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2019 (Unaudited)	167,286	28.1962

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	1,088,882	$0.8087	$0.2542
Granted	-	-	-
Exercised	(3,936)	0.0067	0.0019
Forfeited/Cancelled	(152,684)	3.2749	1.0296
Options outstanding at December 31, 2017	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at March 31, 2019	932,262	0.4081	0.1282

Options exercisable at December 31, 2017	629,795	0.2060	0.0645

Options exercisable at December 31, 2018	846,287	0.2892	0.0908

Options exercisable at March 31, 2019 (Unaudited)	926,048	0.3884	0.1220

Schedule of nonvested shares
	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	675,510	$1.2985
Granted	-	-
Vested	(220,359)	0.5730
Forfeited/Cancelled	(152,684)	3.2749
Options nonvested at December 31, 2017	302,467	0.8315
Granted	-	-
Vested	(216,492)	0.5349
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2018	85,975	1.5786
Granted	-	-
Vested	(79,761)	1.4404
Forfeited/Cancelled	-	-
Options nonvested at March 31, 2019 (Unaudited)	6,214	3.3528